FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 5,956	$ 5,786
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	5,280	5,188
Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	623	558
Derivative assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 53	$ 40